Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Net profit for the year	£ 1,471	£ 1,208	£ 1,509
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on defined benefit pension schemes	321	(155)	(137)
Tax on items that will not be reclassified to profit or loss	(48)	39	23
Total items that will not be reclassified to profit or loss	273	(116)	(114)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	223	(265)	(82)
Fair value movements on cash flow hedges	10	(6)	16
Transfer (from)/to net profit from cash flow hedge reserve	(9)	22	35
Tax on items that may be reclassified to profit or loss	(1)	(4)	(8)
Total items that may be reclassified to profit or loss	223	(253)	(39)
Other comprehensive income/(loss) for the year	496	(369)	(153)
Total comprehensive income for the year	1,967	839	1,356
Attributable to:
RELX PLC shareholders	1,967	855	1,352
Non-controlling interests	0	(16)	4
Total comprehensive income for the year	£ 1,967	£ 839	£ 1,356